Earnings Per Ordinary Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Ordinary Share [Abstract]
Net income attributable to Ordinary Shares	$ 3	$ 5,378	$ 2,816
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	29,849	29,557	29,259
Add assumed exercise of outstanding dilutive potential Ordinary Shares	164	452	1,101
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	30,013	30,009	30,360
Basic income per Ordinary Share	$ 0.0	$ 0.18	$ 0.1
Diluted income per Ordinary Share	$ 0.0	$ 0.18	$ 0.09